COMMON STOCK (Details)	12 Months Ended
	Dec. 31, 2021 Vote $ / shares shares	Sep. 30, 2022 $ / shares shares	Jul. 18, 2022 shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	60,800,000	500,000,000
Common stock, par value (per share) | $ / shares	$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)	60,800,000	82,266,160
Common stock, shares outstanding (in shares)	60,800,000	82,266,160	74,747,218
Common Class A [Member]
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	1,000	500,000,000
Common stock, par value (per share) | $ / shares	$ 0.01
Common stock, shares issued (in shares)	1	82,266,160
Common stock, shares outstanding (in shares)	1	82,266,160
Number of votes | Vote	1